Submission	Mar. 31, 2025
Submission [Line Items]
Central Index Key	0000818479
Registrant Name	DENTSPLY SIRONA INC.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES